Average Annual Total Returns - Direxion Monthly Emerging Markets Bull 2X Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	25.46%	18.07%	(1.62%)	25.13%	18.01%	(1.64%)	15.10%	14.68%	(1.22%)	18.31%	12.81%	3.63%